Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail) - USD ($)	Jun. 30, 2017	Apr. 30, 2015
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 220 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 220,000,000
Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member] | 35 Million Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	35,000,000
Fortaleza Knutsen and Recife Knutsen [Member] | 140 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	140,000,000
Hilda Knutsen [Member] | 117 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	117,000,000
Hilda Knutsen [Member] | Hundred Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	100,000,000
Torill Knutsen [Member] | 117 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	117,000,000
Dan Cisne Dan Sabia [Member] | 172.5 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	172,500,000
Ingrid Knutsen [Member] | 77.5 Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	77,500,000
Raquel Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount	25,000,000
Raquel Knutsen [Member] | 25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Debt instrument face amount	74,500,000
Tordis Knutsen [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 114,400,000
Tordis Knutsen [Member] | One Hundred And Fourteen Point Four Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	114,400,000
Vigdis Knutsen [Member] | One Hundred And Fourteen Point Four Million Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 114,400,000